CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues:
Total net revenues		$ 73,502,883	$ 119,117,024	$ 96,906,335
Cost of revenues		(56,817,101)	(84,890,976)	(68,836,588)
Gross profit		16,685,782	34,226,048	28,069,747
Operating (expenses)/income:
Sales and marketing		(433,121)	(750,461)	(885,803)
General and administrative		(14,512,631)	(15,757,147)	(10,199,524)
Other operating (expenses)/income		6,472,463	(11,802,629)	(1,452,532)
Impairment loss of assets		(1,432,296)	(6,880,115)	0
Total operating expenses		(9,905,585)	(35,190,352)	(12,537,859)
Income/(loss) from operations		6,780,197	(964,304)	15,531,888
Non-operating (expenses)/income:
Interest income		975,719	822,915	193,552
Interest expense		(6,206,076)	(9,159,818)	(8,703,904)
Foreign exchange (losses)/gains		769,183	(1,273,899)	(2,460,812)
Other income		0	0	346,965
Total non-operating expenses		(4,461,174)	(9,610,802)	(10,624,199)
Income/(loss) before income tax		2,319,023	(10,575,106)	4,907,689
Income tax benefit/(expense)		(163,036)	(1,105,049)	188,791
Income/(loss) from continuing operations, net of tax		2,155,987	(11,680,155)	5,096,480
Income/(loss), net of tax		2,155,987	(11,680,155)	5,096,480
Less: Net income/(loss) attributed to non-controlling interests		(622,668)	(2,848,932)	3,336,769
Net income/(loss) attributed to ReneSola Ltd		$ 2,778,655	$ (8,831,223)	$ 1,759,711
Income/(loss) attributed to ReneSola Ltd per ADS
Basic		$ 0.06	$ (0.22)	$ 0.05
Diluted		$ 0.06	$ (0.22)	$ 0.05
Weighted average number of ADS used in computing income/(loss) per ADS
Basic (in ADS)	[1]	49,166,354	40,595,551	38,075,293
Diluted (in ADS)	[1]	49,788,422	40,595,551	38,075,293
Solar power project development
Net revenues:
Net revenues		$ 49,160,215	$ 90,096,551	$ 48,784,766
Electricity generation revenue
Net revenues:
Net revenues		23,547,162	28,712,942	29,257,928
EPC services
Net revenues:
Net revenues		0	69,751	18,544,164
Other
Net revenues:
Net revenues		$ 795,506	$ 237,780	$ 319,477

[1]	Each American depositary shares (ADS) represents 10 common shares